UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NID
Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 128.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 128.4% (100.0% of Total Investments)
	Alabama – 1.2% (1.0% of Total Investments)
$ 235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006, 5.125%, 4/01/21 – AMBAC Insured	5/18 at 100.00	Baa2	$235,440
7,000	Jefferson County, Alabama, General Obligation Warrants, Refunding Series 2003A, 5.000%, 4/01/22 – NPFG Insured	5/18 at 100.00	A3	7,012,250
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 – NPFG Insured	3/18 at 100.00	A3	667,101
7,900	Total Alabama			7,914,791
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	5/18 at 100.00	B3	1,999,840
	Arizona – 1.2% (0.9% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	A-	2,155,820
695	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30, 144A	7/25 at 100.00	N/R	663,093
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013:
35	4.000%, 7/01/18	No Opt. Call	Ba1	35,187
1,050	5.000%, 7/01/23	No Opt. Call	Ba1	1,106,731
85	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.250%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	95,045
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	296,223
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.125%, 2/01/34	2/24 at 100.00	B+	921,010
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25	7/20 at 102.00	BB	711,983
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	835,544
692	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	5/18 at 100.00	N/R	692,035
7,407	Total Arizona			7,512,671

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California – 9.1% (7.1% of Total Investments)
$ 2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0089, 22.620%, 8/01/30 – NPFG Insured, 144A (IF) (5)	No Opt. Call	AA	$5,064,859
790	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (4)	878,306
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 5.280%, 4/01/36, 144A (IF) (5)	10/26 at 100.00	AA	872,205
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,095	5.250%, 11/01/29	11/26 at 100.00	BBB-	1,243,230
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,268,603
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative Minimum Tax), 144A	7/22 at 100.00	Baa3	1,064,710
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB+	552,460
2,500	5.250%, 12/01/34	12/24 at 100.00	BB+	2,726,250
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB+	2,552,103
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	5,328,550
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (6)	No Opt. Call	AA	2,615,580
5,005	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	4/18 at 100.00	B+	5,011,206
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23	8/18 at 100.00	BBB-	314,024
755	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	5/18 at 100.00	N/R	755,302
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (4)	293,613
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009A:
1,660	5.500%, 11/01/19 (ETM)	No Opt. Call	N/R (4)	1,731,413
5,000	6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	5,418,550
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29	9/22 at 100.00	N/R	760,949
265	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	275,915
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/29	9/24 at 100.00	N/R	548,425

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2005A, 5.750%, 10/01/24 – AGM Insured	No Opt. Call	AA	$2,765,507
440	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB+	492,730
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding Bonds Series 2013, 5.000%, 9/01/20	No Opt. Call	N/R	276,292
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,619,460
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,575,300
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27	5/18 at 100.00	BB-	10,002,000
1,440	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	5/18 at 100.00	Baa3	1,440,302
80	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	83,278
52,625	Total California			57,531,122
	Colorado – 4.0% (3.1% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 4.375%, 12/01/18 – RAAI Insured	4/18 at 100.00	AA	506,227
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/29	6/23 at 100.00	A	704,553
485	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 6.125%, 11/01/20	No Opt. Call	B+	495,864
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	511,205
125	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22	No Opt. Call	BB+	131,010
615	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	646,593
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017, 6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	787,938
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2015-XF0223, 10.840%, 11/15/30, 144A (IF)	11/22 at 100.00	AA	4,003,984
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	18.548%, 3/01/25 (IF) ,144A (5)	No Opt. Call	AA	184,681
300	18.548%, 3/01/26 (IF) ,144A (5)	No Opt. Call	AA	571,485
430	18.509%, 3/01/27 (IF) ,144A (5)	No Opt. Call	AA	838,728
725	18.548%, 3/01/28 (IF) ,144A (5)	No Opt. Call	AA	1,451,233
200	18.548%, 3/01/29 (IF) ,144A (5)	No Opt. Call	AA	407,000

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 635	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB-	$686,568
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26	No Opt. Call	Baa2	2,329,060
5,715	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A-	4,129,830
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32	3/20 at 100.00	N/R	858,357
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
500	5.000%, 12/01/18 ,144A	No Opt. Call	N/R	510,000
1,000	5.000%, 12/01/21 ,144A	No Opt. Call	N/R	1,074,750
742	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 3.000%, 12/01/21	No Opt. Call	N/R	741,978
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27	12/22 at 100.00	A+	3,501,824
23,391	Total Colorado			25,072,868
	Connecticut – 0.0% (0.0% of Total Investments)
7,268	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 0.240%, 7/01/31 (cash 4.000%, PIK 2.050%) (7)	No Opt. Call	N/R	227,127
	District of Columbia – 0.8% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	506,145
500	4.000%, 10/01/20	No Opt. Call	BB+	509,245
670	4.000%, 10/01/21	No Opt. Call	BB+	684,867
355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 4.125%, 7/01/27	7/24 at 103.00	N/R	359,384
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond Trust 2016-XF2341:
745	17.691%, 6/01/29 (IF) ,144A (5)	6/21 at 100.00	Aa3	1,059,047
785	17.630%, 6/01/30 (IF) ,144A (5)	6/21 at 100.00	Aa3	1,154,484
520	17.691%, 6/01/31 (IF) ,144A (5)	6/21 at 100.00	Aa3	757,973
4,075	Total District of Columbia			5,031,145
	Florida – 9.9% (7.7% of Total Investments)
1,625	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36 (Pre-refunded 3/30/18)	3/18 at 100.00	N/R (4)	1,630,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
$ 425	5.000%, 11/15/20	No Opt. Call	BBB	$455,931
150	5.000%, 11/15/23	No Opt. Call	BBB	168,453
720	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/25 at 100.00	N/R	716,062
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	7,835,832
430	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program - Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured	5/18 at 100.00	Baa2	430,318
2,095	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	2,181,859
945	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	971,621
710	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 3.500%, 11/01/21	No Opt. Call	N/R	709,489
2,075	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB	2,183,502
545	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project - South Segment, Series 2017., 5.625%, 1/01/47 (Alternative Minimum Tax), 144A	1/19 at 105.00	BB-	562,020
785	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22	No Opt. Call	N/R	826,542
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012:
870	5.250%, 11/01/22	No Opt. Call	N/R	908,950
1,305	5.750%, 11/01/32	11/23 at 100.00	N/R	1,352,006
2,020	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	5/18 at 100.00	BB	2,021,535
4,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax), 144A	6/20 at 100.00	Baa2	4,094,800
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond Trust 2016-XG0099:
700	17.310%, 7/01/22 (IF) ,144A (5)	No Opt. Call	A+	1,121,043
820	17.310%, 7/01/23 (IF) ,144A (5)	7/22 at 100.00	A+	1,351,344
1,115	17.310%, 7/01/24 (IF) ,144A (5)	7/22 at 100.00	A+	1,763,607
800	17.310%, 7/01/25 (IF) ,144A (5)	7/22 at 100.00	A+	1,253,096
920	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	958,143
1,495	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	1,562,709
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25	12/24 at 100.00	BBB+	558,705

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/33	11/22 at 100.00	BBB+	$951,633
355	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	355,998
2,615	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/31	5/27 at 100.00	BBB	2,676,975
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	5/22 at 100.00	BBB-	1,886,171
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,140,464
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A-	3,238,384
2,350	5.000%, 7/01/30	7/24 at 100.00	A-	2,586,151
1,560	5.000%, 7/01/31	7/24 at 100.00	A-	1,707,841
1,400	5.000%, 7/01/32	7/24 at 100.00	A-	1,526,000
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond Trust 2016-XG0097:
400	17.411%, 7/01/27 (IF) ,144A (5)	7/22 at 100.00	A+	616,952
290	17.411%, 7/01/28 (IF) ,144A (5)	7/22 at 100.00	A+	442,253
1,000	12.380%, 7/01/29 (IF) ,144A (5)	7/22 at 100.00	A+	1,303,770
1,000	12.380%, 7/01/30 (IF) ,144A (5)	7/22 at 100.00	A+	1,286,910
1,000	17.411%, 7/01/31 (IF) ,144A (5)	7/22 at 100.00	A+	1,548,910
1,620	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/18 at 100.00	N/R	1,621,669
1,475	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23	5/22 at 100.00	N/R	1,524,516
2,240	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	2,231,622
475	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22	No Opt. Call	BBB-	504,673
56,720	Total Florida			62,768,659
	Georgia – 0.4% (0.3% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	Baa3	2,265,260
	Guam – 3.6% (2.8% of Total Investments)
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,100	6.000%, 12/01/20	No Opt. Call	B+	1,124,750
325	6.875%, 12/01/40	12/20 at 100.00	B+	336,941
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A-	1,198,131

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
$ 2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	A- (4)	$2,165,340
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A-	1,515,205
2,500	5.500%, 7/01/43	7/23 at 100.00	A-	2,735,150
	Guam Government, General Obligation Bonds, 2009 Series A:
460	6.000%, 11/15/19	No Opt. Call	BB-	479,062
2,500	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	2,711,800
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (4)	1,066,730
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BBB+	1,117,150
2,500	5.000%, 12/01/25	No Opt. Call	BBB+	2,809,400
2,750	5.000%, 12/01/26	No Opt. Call	BBB+	3,101,670
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,193,561
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	214,924
20,825	Total Guam			22,769,814
	Hawaii – 1.3% (1.0% of Total Investments)
6,070	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	6,160,625
450	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A-	459,482
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27 (Alternative Minimum Tax)	5/18 at 100.00	BB-	1,553,441
8,070	Total Hawaii			8,173,548
	Idaho – 0.2% (0.1% of Total Investments)
1,000	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/30	9/26 at 100.00	BB+	1,081,160
	Illinois – 20.6% (16.1% of Total Investments)
7,170	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	12/22 at 100.00	N/R	7,236,394
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 5.750%, 4/01/34	4/27 at 100.00	A	5,713,800
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	A	471,689

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
$ 140	5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	$143,741
545	5.000%, 12/01/18	No Opt. Call	BB-	553,987
325	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (4)	343,840
1,275	5.000%, 12/01/19	No Opt. Call	B	1,314,512
1,230	5.000%, 12/01/20	No Opt. Call	BB-	1,284,428
795	5.000%, 12/01/31	12/20 at 100.00	BB-	804,492
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	BB-	7,660,306
1,875	5.000%, 12/01/27	No Opt. Call	BB-	1,978,481
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C:
1,250	5.000%, 12/01/22	12/18 at 100.00	BB-	1,262,363
3,000	5.250%, 12/01/25	12/18 at 100.00	BB-	3,029,670
1,125	5.000%, 12/01/28	12/18 at 100.00	BB-	1,136,126
870	5.000%, 12/01/29	12/18 at 100.00	BB-	878,604
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB-	1,176,220
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	Baa2	1,230,008
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	958,305
2,393	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	4/18 at 100.00	N/R	2,392,646
202	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project, Series 2010, 6.870%, 2/15/24	5/18 at 100.00	Ba2	202,460
867	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (7)	5/18 at 100.00	N/R	627,447
2,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/33	5/18 at 100.00	BBB+	2,323,202
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,856,478
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	918,544
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,628,925
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	17.045%, 11/15/29 (IF) ,144A (5)	11/22 at 100.00	AA-	1,407,980
3,040	17.045%, 11/15/33 (IF) ,144A (5)	11/22 at 100.00	AA-	4,101,629
1,100	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B+	1,173,898
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B+	5,901,505

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
$ 330	17.160%, 9/01/21 (IF) ,144A (5)	No Opt. Call	BB+	$447,708
480	17.189%, 9/01/21 (IF) ,144A (5)	No Opt. Call	BB+	651,538
435	17.147%, 9/01/22 (IF) ,144A (5)	No Opt. Call	BB+	617,374
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
2,680	5.000%, 4/01/24	5/18 at 100.00	Baa3	2,681,126
1,950	5.000%, 4/01/26	5/18 at 100.00	Baa3	1,950,371
2,000	5.000%, 4/01/31	5/18 at 100.00	Baa3	1,982,880
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A-	1,338,540
1,475	3.000%, 9/01/31	9/26 at 100.00	A-	1,299,637
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa2	652,366
770	4.000%, 5/15/19	No Opt. Call	Baa2	785,877
895	5.000%, 5/15/20	No Opt. Call	Baa2	947,572
1,035	5.000%, 5/15/21	No Opt. Call	Baa2	1,118,442
1,210	5.000%, 5/15/22	No Opt. Call	Baa2	1,328,919
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa2	1,714,025
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
100	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	105,403
120	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	126,558
3,280	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB- (4)	3,459,252
775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A., 5.000%, 2/15/37	8/27 at 100.00	BBB-	819,842
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	2,733,425
	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
4,300	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	3,500,415
1,000	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB-	742,940
	Illinois State, General Obligation Bonds, December Series 2017A.:
890	5.000%, 12/01/27	No Opt. Call	BBB	930,459
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB	1,062,269
2,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	2,345,197
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	1,571,880
9,740	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	10,195,442
1,870	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	1,925,259

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, Refunding Series 2012:
$ 1,750	5.000%, 8/01/22	No Opt. Call	BBB	$1,841,805
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,430,640
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 13.938%, 8/01/23 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	2,861,300
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/30 – BAM Insured	6/26 at 100.00	AA	3,702,542
4,270	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/28	6/22 at 100.00	BBB-	4,543,664
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 5.000%, 12/15/26	No Opt. Call	BBB-	1,123,830
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,246,124
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	225,886
2,500	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,724,475
124,427	Total Illinois			130,446,662
	Indiana – 3.2% (2.5% of Total Investments)
1,070	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,135,399
4,215	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	4,256,560
535	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B	541,875
965	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	988,314
990	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	1,013,918
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	5,684,359
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	6,575,921
320	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	357,104
20,015	Total Indiana			20,553,450
	Iowa – 2.4% (1.9% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,150	5.500%, 12/01/22	12/18 at 100.00	B	1,168,032
3,000	5.250%, 12/01/25	12/23 at 100.00	B	3,190,650
3,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	6/18 at 105.00	B	4,206,936

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 4,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	No Opt. Call	B	$4,821,981
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
180	4.000%, 9/01/18 (ETM)	No Opt. Call	N/R (4)	182,356
200	3.000%, 9/01/19 (ETM)	No Opt. Call	N/R (4)	204,186
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	5/18 at 100.00	BB-	1,515,480
14,660	Total Iowa			15,289,621
	Kansas – 2.2% (1.7% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056, 18.409%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	3,024,760
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2015-XF2190, 14.985%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	438,095
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	231,652
1,750	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	5/18 at 100.00	BB+	1,752,765
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,748,060
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29	12/22 at 100.00	N/R	6,656,320
14,260	Total Kansas			13,851,652
	Kentucky – 0.7% (0.6% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	BBB	3,312,810
1,315	5.000%, 6/01/31	6/27 at 100.00	BBB	1,446,684
4,315	Total Kentucky			4,759,494
	Louisiana – 1.2% (1.0% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
780	5.625%, 7/01/26	7/21 at 100.00	B+	784,984
60	6.250%, 7/01/31	7/21 at 100.00	BB	61,696
3,300	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	3,241,128
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
250	5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	275,897
500	6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	567,255

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/22	No Opt. Call	AA-	$1,120,300
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
500	5.000%, 1/01/31 (Alternative Minimum Tax)	1/27 at 100.00	A-	568,735
800	5.000%, 1/01/32 (Alternative Minimum Tax)	1/27 at 100.00	A-	905,376
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29	11/24 at 100.00	N/R	310,995
7,475	Total Louisiana			7,836,366
	Maine – 0.1% (0.1% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017., 5.375%, 12/15/33 (Alternative Minimum Tax), 144A	12/26 at 100.00	N/R	520,010
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB	381,798
850	Total Maine			901,808
	Maryland – 0.6% (0.5% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	BBB-	408,447
1,000	5.000%, 9/01/33	9/27 at 100.00	BBB-	1,135,020
2,000	5.000%, 9/01/34	9/27 at 100.00	BBB-	2,261,500
3,350	Total Maryland			3,804,967
	Massachusetts – 1.7% (1.3% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,000	5.000%, 7/01/26	No Opt. Call	BBB	1,145,620
3,960	5.000%, 7/01/27	7/26 at 100.00	BBB	4,511,628
1,510	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013, 5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	1,607,138
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/18 at 100.00	N/R	3,198,479
9,620	Total Massachusetts			10,462,865
	Michigan – 7.5% (5.8% of Total Investments)
205	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured	7/18 at 100.00	Baa2	207,905
1,025	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37	5/18 at 100.00	N/R	1,025,031
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	1,349,159

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
$ 5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	$5,740,150
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,674,250
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,664,900
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,177,214
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A-	2,263,480
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A-	2,249,860
475	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	472,806
240	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB-	241,670
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126, 17.877%, 12/01/27, 144A (IF) (5)	12/20 at 100.00	AA-	1,133,170
400	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/22	5/18 at 100.00	BBB-	400,760
1,795	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax), 144A	12/23 at 100.00	N/R	1,904,818
15,005	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory Put 1/01/19)	7/18 at 100.00	N/R	15,100,432
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,659,856
43,810	Total Michigan			47,265,461
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	276,570
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	260,387
510	Total Minnesota			536,957
	Mississippi – 0.6% (0.5% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28	5/18 at 100.00	BBB-	1,845,369
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 2016-XG0092:
800	18.548%, 1/01/26 (Pre-refunded 1/01/22) (IF) ,144A (5)	1/22 at 100.00	Aa3 (4)	1,266,920
500	18.548%, 1/01/28 (Pre-refunded 1/01/22) (IF) ,144A (5)	1/22 at 100.00	Aa3 (4)	791,825
3,145	Total Mississippi			3,904,114

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 1.2% (0.9% of Total Investments)
$ 1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27	11/25 at 100.00	N/R	$1,124,123
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36	12/22 at 100.00	BBB	3,079,500
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	885,483
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	403,634
800	5.000%, 11/15/25	No Opt. Call	N/R	839,016
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
330	5.375%, 11/01/23	5/18 at 100.00	N/R	330,092
905	5.500%, 11/01/27	5/18 at 100.00	N/R	904,910
7,410	Total Missouri			7,566,758
	Nebraska – 0.7% (0.6% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	2,221,240
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	1,567,001
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	701,821
4,080	Total Nebraska			4,490,062
	Nevada – 1.4% (1.1% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	BBB+	362,093
495	5.000%, 9/01/31	9/27 at 100.00	BBB+	555,405
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB+	1,770,489
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	656,245
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013:
465	4.000%, 3/01/18	No Opt. Call	N/R	465,000
405	4.000%, 3/01/19	No Opt. Call	N/R	406,021
460	5.000%, 3/01/20	No Opt. Call	N/R	468,924
485	5.000%, 3/01/21	No Opt. Call	N/R	497,469
505	5.000%, 3/01/22	No Opt. Call	N/R	517,110
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 5.000%, 6/15/31	6/26 at 100.00	BBB+	1,660,094
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%, 6/15/23 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	1,075,040

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 185	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	$ 183,609
8,035	Total Nevada			8,617,499
	New Hampshire – 0.1% (0.1% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	AA	311,139
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	346,668
690	Total New Hampshire			657,807
	New Jersey – 8.3% (6.5% of Total Investments)
3,275	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	5/18 at 100.00	N/R	3,008,350
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	BBB+	3,248,250
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/25	6/22 at 100.00	BBB+	976,374
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
1,440	4.470%, 9/01/25 (IF) ,144A (5)	3/25 at 100.00	BBB+	1,266,264
1,200	5.980%, 9/01/27 (IF) ,144A (5)	3/23 at 100.00	BBB+	1,116,240
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/18 at 100.00	BB-	3,313,380
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB-	8,241,655
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	7,495,180
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	Baa2	1,365,276
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Baa3 (4)	5,086,550
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	A-	1,077,900
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 17.051%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	820,000
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
10,985	4.625%, 6/01/26	4/18 at 100.00	BBB	11,023,557
2,380	5.000%, 6/01/29	4/18 at 100.00	BBB-	2,383,594
2,000	4.750%, 6/01/34	4/18 at 100.00	BB-	1,980,020
50,430	Total New Jersey			52,402,590

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico – 0.5% (0.4% of Total Investments)
$ 1,155	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	5/18 at 100.00	N/R	$1,155,508
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/32	5/22 at 100.00	BBB-	2,088,360
3,155	Total New Mexico			3,243,868
	New York – 6.8% (5.3% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB-	519,943
570	4.000%, 4/01/23	No Opt. Call	BBB-	593,929
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
145	3.750%, 1/01/20 (Alternative Minimum Tax) ,144A	No Opt. Call	N/R	147,598
1,080	4.500%, 1/01/25 (Alternative Minimum Tax) ,144A	No Opt. Call	N/R	1,184,241
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
20	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (4)	22,961
820	5.000%, 5/01/23	No Opt. Call	BBB-	914,079
25	5.000%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	28,569
975	5.000%, 5/01/28	5/23 at 100.00	BBB-	1,066,143
825	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (4)	855,319
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/27 (UB) (5)	No Opt. Call	Aa3	12,020,800
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	5/18 at 100.00	B-	1,000,170
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
190	5.000%, 1/01/22 – AMBAC Insured	5/18 at 100.00	BBB	190,517
2,740	5.000%, 1/01/39 – AMBAC Insured	5/18 at 100.00	BBB	2,761,427
3,975	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	4,366,736
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	7,107,100
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,700	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,820,921
430	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	455,688

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$ 760	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	$787,064
500	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	515,790
6,890	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	B+	6,879,251
39,650	Total New York			43,238,246
	Ohio – 7.2% (5.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
5,400	5.125%, 6/01/24	5/18 at 100.00	B-	5,117,040
16,290	5.750%, 6/01/34	5/18 at 100.00	B-	15,533,167
2,015	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Ca	685,100
695	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	B3	663,933
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	D	5,505,000
14,195	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	D	4,826,300
320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	D	293,600
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B-	134,536
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB-	2,060,680
260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38 (Alternative Minimum Tax), 144A	1/28 at 100.00	N/R	262,496
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	258,822
2,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory Put 6/03/19)	No Opt. Call	D	680,000
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB-	3,563,268
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/18 at 100.00	BB+	6,009,780
58,955	Total Ohio			45,593,722

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.6% (0.4% of Total Investments)
$ 3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory Put 6/01/25)	6/25 at 100.00	BB-	$ 3,572,514
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31	8/22 at 100.00	BBB-	1,057,050
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	5/18 at 100.00	N/R	729,927
1,730	Total Oregon			1,786,977
	Pennsylvania – 6.5% (5.1% of Total Investments)
2,056	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated Series 2013, 5.000%, 5/15/26 (Pre-refunded 5/15/18)	5/18 at 103.00	N/R (4)	2,133,509
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
3,300	6.750%, 11/01/24	11/19 at 100.00	B	3,393,984
420	6.875%, 5/01/30	11/19 at 100.00	B	429,223
740	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	5/18 at 100.00	N/R	727,117
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	3,878,278
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B-	4,095,236
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	1,579,877
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30	7/25 at 100.00	BBB-	893,269
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,018,460
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BB+	1,662,261
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20)	No Opt. Call	D	613,700
6,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory Put 9/01/20)	No Opt. Call	B+	6,040,560
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	793,755
4,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/18 at 100.00	BB+	4,008,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	$4,524,320
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Refunding Second Series 2017, 5.000%, 12/01/35	12/27 at 100.00	A3	3,884,440
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,679,568
40,761	Total Pennsylvania			41,355,557
	Puerto Rico – 0.6% (0.4% of Total Investments)
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	C	3,549,175
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 (Pre-refunded 5/15/19) – AGC Insured	5/19 at 100.00	AA (4)	6,322,680
	South Carolina – 1.1% (0.9% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A	2/25 at 100.00	BB	1,445,824
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	17.270%, 11/01/27 (IF) ,144A (5)	11/22 at 100.00	A	2,289,015
1,010	17.255%, 11/01/28 (IF) ,144A (5)	11/22 at 100.00	A	1,536,069
1,255	17.270%, 11/01/29 (IF) ,144A (5)	11/22 at 100.00	A	1,897,723
5,215	Total South Carolina			7,168,631
	Tennessee – 1.4% (1.1% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	2,202,300
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,890	5.250%, 5/01/25 ,144A	11/24 at 100.00	N/R	3,827,799
525	6.000%, 5/01/34 ,144A	11/24 at 100.00	N/R	494,125
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26	1/23 at 100.00	A	2,155,628
8,350	Total Tennessee			8,679,852
	Texas – 7.9% (6.1% of Total Investments)
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013:
455	4.500%, 11/01/18	No Opt. Call	N/R	457,402
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,548,450
2,095	Board of Managers, Joint Guadalupe County - Seguin City Hospital, Texas, FHA Insured Hospital Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007, 5.500%, 8/15/36 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,133,129

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 850	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	$889,015
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0090, 19.673%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA+	4,404,380
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	2,075,920
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	332,465
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,588,830
535	5.000%, 6/01/21	No Opt. Call	Baa3	578,362
855	5.000%, 6/01/22	No Opt. Call	Baa3	933,378
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,009,272
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (Alternative Minimum Tax)	No Opt. Call	BB-	2,249,660
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	A3	221,240
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2016A, 5.750%, 10/01/31 (Alternative Minimum Tax), 144A	10/18 at 103.00	BB-	1,041,770
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax), 144A	10/18 at 103.00	BB-	260,443
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB-	1,047,160
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	A-	1,585,065
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 18.106%, 9/15/29, 144A (IF) (5)	9/22 at 100.00	AA+	4,234,266
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	18.304%, 8/15/22 (IF) ,144A (5)	No Opt. Call	Aa3	161,506
155	18.143%, 8/15/24 (IF) ,144A (5)	8/23 at 100.00	Aa3	262,127
200	18.304%, 8/15/26 (IF) ,144A (5)	8/23 at 100.00	Aa3	325,264
170	18.111%, 8/15/27 (IF) ,144A (5)	8/23 at 100.00	Aa3	271,254
6,820	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	7,999,587
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/22	No Opt. Call	A3	5,593,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 7,370	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/32 (Pre-refunded 4/05/18)	4/18 at 100.00	B+ (4)	$7,281,560
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015, 6.125%, 9/01/35	9/25 at 100.00	N/R	1,194,605
42,670	Total Texas			49,680,010
	Utah – 1.0% (0.8% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Pre-refunded 12/17/18) (Mandatory Put 12/15/20)	12/18 at 100.00	N/R (4)	6,169,800
	Vermont – 0.6% (0.4% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.625%, 4/01/36 (Alternative Minimum Tax) (Mandatory Put 4/03/28), 144A	No Opt. Call	B-	3,605,436
	Virgin Islands – 0.2% (0.2% of Total Investments)
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,608,657
	Virginia – 2.0% (1.5% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,284,924
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,052,220
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,488,791
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Tender Option Bond Trust 2016-XG0080:
1,800	18.548%, 5/15/27 (IF) ,144A (5)	5/22 at 100.00	AA+	2,846,052
120	18.548%, 5/15/28 (IF) ,144A (5)	5/22 at 100.00	AA+	188,162
400	13.516%, 5/15/29 (IF) ,144A (5)	5/22 at 100.00	AA+	523,908
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	1,019,800
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	711,666
145	4.500%, 3/01/29	3/22 at 100.00	N/R	141,075
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,527,846
1,410	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/23	No Opt. Call	A	1,600,378
10,750	Total Virginia			12,384,822
	Washington – 2.8% (2.1% of Total Investments)
4,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/32 (Alternative Minimum Tax) (UB)	4/26 at 100.00	Aa2	4,505,960

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 430	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/19 at 100.00	N/R	$430,039
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 4.920%, 1/01/35 (Mandatory Put 1/01/25), 144A (IF) (5)	7/24 at 100.00	BBB+	4,964,400
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,820	6.000%, 10/01/22 ,144A	No Opt. Call	N/R	3,038,352
2,100	6.500%, 10/01/32 ,144A	10/22 at 100.00	N/R	2,280,138
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A-	1,098,880
1,000	5.000%, 7/01/23	No Opt. Call	A-	1,134,690
16,350	Total Washington			17,452,459
	West Virginia – 0.1% (0.1% of Total Investments)
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series 2017 A, 5.000%, 7/01/30	7/27 at 100.00	AAA	583,495
	Wisconsin – 3.2% (2.5% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,794,532
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
2,475	5.500%, 2/01/21 ,144A	2/19 at 102.00	BBB+	2,592,562
350	6.500%, 2/01/31 ,144A	2/19 at 102.00	BBB+	369,964
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	427,500
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,050	5.250%, 12/01/22	No Opt. Call	N/R	1,058,683
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,631,010
2,635	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	2,800,452
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
1,200	5.000%, 12/01/27 ,144A	No Opt. Call	N/R	1,306,116
1,000	6.500%, 12/01/37 ,144A	12/27 at 100.00	N/R	1,145,270
580	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB	611,656
2,550	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	2,698,971
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	BBB-	1,199,116

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,405	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A., 4.000%, 6/15/28, 144A	6/26 at 100.00	N/R	$1,396,739
520	Public Finance Authority, Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A., 5.000%, 12/01/27	No Opt. Call	BBB-	532,683
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50	16.780%, 4/01/22 (IF) ,144A (5)	No Opt. Call	AA-	77,576
100	17.400%, 4/01/23 (IF) ,144A (5)	No Opt. Call	AA-	167,198
185	17.107%, 4/01/24 (IF) ,144A (5)	4/23 at 100.00	AA-	301,839
100	17.400%, 4/01/25 (IF) ,144A (5)	4/23 at 100.00	AA-	162,586
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/30	4/20 at 100.00	A-	259,132
19,330	Total Wisconsin			20,533,585
$ 781,694	Total Long-Term Investments (cost $816,430,074)			812,225,624
	Floating Rate Obligations – (1.8)%			(11,200,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (27.6)% (8)			(174,830,274)
	Other Assets Less Liabilities – 1.0% (9)			6,198,041
	Net Assets Applicable to Common Shares – 100%			$ 632,393,391
Investments in Derivatives
Interest Rate Swaps - OTC Cleared
Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$6,200,000	Receive	3-Month LIBOR	2.363%	Semi-Annually	9/10/18	9/10/28	$309,506	$466	$309,040	$(23,242)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$812,225,624	$ —	$812,225,624
Investments in Derivatives:
Interest Rate Swaps*	—	309,040	—	309,040
Total	$ —	$812,534,664	$ —	$812,534,664

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$804,199,362
Gross unrealized:
Appreciation	$ 23,351,624
Depreciation	(26,525,314)
Net unrealized appreciation (depreciation) of investments	$ (3,173,690)

Tax cost of swaps	$ 466
Net unrealized appreciation (depreciation) of swaps	309,040

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 21.5%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 27, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2018